Other liabilities - Schedule of Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Accrued Expenses And Other Liabilities [Abstract]
Placement agent fees	$ 1,250	$ 0
Suppliers	3,039	492
Advances from customers	1,688	932
Occupancy costs	146	6
Lease liabilities	780	1,209
Other current liabilities	10	79
Other current liabilities	6,913	2,718
Investment fund participating share in Patria Brazilian Private Equity General Partner III, Ltd. and Patria Brazil Real Estate Fund II, L.P.	1,515	3,158
Lease liabilities	802	1,888
Other non-current liabilities	57	89
Other non-current liabilities	$ 2,374	$ 5,135